UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Quarter Ended September 30, 2007

Check here if Amendment; [ ] Amendment Number:

This Amendment (Check [ ] is a restatement
only one);            [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Diamond Capital Management Inc.
Address:          Dorinco 100
                  Midland, MI 48674
13F File Number:  28-7248

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Kenneth J. Van Heel
Title:            President, Diamond Capital Management Inc.
Phone:            989-636-1915

Signature, Place, and Date of Signing:

/S/ KENNETH J. VAN HEEL, MIDLAND, MICHIGAN, (October 16, 2007)
Report Type (Check one only):

[ X ] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

List of Other Managers
Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
AND EXCHANGE ACT OF 1934.

                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 44
Form 13F Information table Value Total(x 1000): $750,935



		                                 		Shares      (a)    (b)    (c)    Mgrs (a)   (b)   (c)
Name of Issuer		Class    CUSIP     	FMVx1000 	Call/Put(a) Sole   Share  Shared       Sole Share None
	                                                        	           as Def Other


SPDR TR			Comm	78462F103	40,708		  266,800	X			266,800
ISHARES S&P 500 INDEX	Comm	464287200	40,506		  264,800	X			264,800
AMERICA MOVIL ADR	Comm	02364W105	36,614		  572,100	X			572,100
DEERE & COMPANY		Comm	244199105	31,005		  208,900	X			208,900
WEATHERFORD INTERL	Comm	G95089101	29,479		  438,800	X			438,800
VALERO ENERGY		Comm	91913Y100	29,139		  433,740	X			433,740
SUNCOR ENERGY INC	Comm	867229106	27,504		  290,100	X			290,100
CORNING INC.		Comm	219350105	27,117		1,100,100	X		      1,100,100
BOEING COMPANY		Comm	097023105	27,014		  257,300	X			257,300
CATERPILLAR INC DEL	Comm	149123101	26,760		  341,200	X			341,200
CISCO SYS INC		Comm	17275R102	26,759		  807,700	X			807,700
BAKER HUGHES		Comm	057224107	26,605		  294,400	X			294,400
TEVA PHARMACEUTICALS	Comm	881624209	25,988		  584,400	X			584,400
MONSANTO CO		Comm	61166W101	24,582		  286,700	X			286,700
Jacobs Engineering	Comm	469814107	23,007		  304,400	X			304,400
AFLAC INCORPORATED	Comm	001055102	22,109		  387,600	X			387,600
KOOKMIN BANK ADR	Comm	50049M109	22,006		  268,400	X			268,400
FLOUR CORP		Comm	343412102	21,741		  151,000	X			151,000
INTEL CORP		Comm	458140100	19,568		  756,700	X			756,700
DELL COMPUTER CORP	Comm	24702R101	18,050		  654,000	X			654,000
MICROSOFT CORP		Comm	594918104	15,396		  522,600	X			522,600
HANESBRANDS INC.	Comm	410345102	14,771		  526,400	X			526,400
POTASH COR SASKATCHEWAN	Comm	73755L107	14,618		  138,300	X			138,300
MEDTRONIC INC		Comm	585055106	13,939		  247,100	X			247,100
APPLE COMPUTER INC	Comm	037833100	13,613		   88,700	X			 88,700
AT&T CORP		Comm	00206R102	12,718		  300,600	X			300,600
DIAGEO PLC-SPONSORED	Comm	25243Q205	12,502		  142,500	X			142,500
SUNPOWER CORPORATION	Comm	867652109	12,025		  145,200	X			145,200
JP MORGAN CHASE & CO	Comm	46625H100	11,872		  259,100	X			259,100
AMERICAN INTL GROUP INC	Comm	026874107	10,449		  154,450	X			154,450
CADBURY SCHWEPPES-SPONS	Comm	127209302	10,011		  215,200	X			215,200
Peabody Energy Corp	Comm	704549104	 8,913		  186,200	X			186,200
NOMURA HOLDINGS INC-ADR	Comm	65535H208	 8,811		  529,200	X			529,200
QUALCOM			Comm	747525103	 8,786		  207,900	X			207,900
AMDOX			Comm	G02602103	 6,981		  187,700	X			187,700
SUN MICROSYSTEMS INC	Comm	866810104	 6,509		1,158,100	X		      1,158,100
TOYOTA MOTOR CORP-SPON	Comm	892331307	 6,147		   52,600	X			 52,600
CITIGROUP INC		Comm	172967101	 3,855		   82,600	X			 82,600
UBS AG-REG		Comm	H89231338	 3,419		   64,200	X			 64,200
GOOGLE INCORPORATED	Comm	38259P508	 2,099		    3,700	X			  3,700
RIO TINTO PLC-SPON ADR	Comm	767204100	 1,875		    5,460	X			  5,460
FREEPORT-MCMORANCOPPER	Comm	35671D857	 1,820		   17,350	X			 17,350
PETROCHINA CO LTD - ADR	Comm	71646E100	 1,777		    9,600	X			  9,600
BHP BILLITON LTD-SPON	Comm	088606108	 1,768		   22,500	X			 22,500


GRAND TOTALS				       750,935



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